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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-0000949275


                             Pioneer Small Company Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30


Date of reporting period:  November 1, 2002 through April 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                     PIONEER
                             -----------------------
                                      SMALL
                                     COMPANY
                                      FUND

                                   Semiannual
                                     Report

                                     4/30/03

                                     [LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                              1
Portfolio Summary                                  2
Performance Update                                 3
Portfolio Management Discussion                    7
Schedule of Investments                           10
Financial Statements                              17
Notes to Financial Statements                     25
Trustees, Officers and Service Providers          31
Retirement Plans from Pioneer                     32
Programs and Services for Pioneer Shareowners     34

Pioneer Small Company Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 4/30/03
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
World events drove markets early this year. Uncertainty over war in Iraq brought steep declines in equities and a continued flight to bonds, especially government issues. Stocks rallied when the war began, sagged for a time, then rose modestly as the successful military campaign wound down.

Investors soon turned their attention to domestic concerns, not all of them tied to the war: sagging consumer confidence, rising unemployment made worse by call-ups of reservists and the uncertain outlook for corporate earnings. In addition, a long, harsh winter hampered economic activity, as did the high prices Americans were paying to power their cars, homes and businesses.

The Federal Reserve Board appears committed to keeping interest rates low to prevent the economy from slumping further. A weaker U.S. dollar may also act as a stimulus, as American export goods become more affordable for overseas buyers.

Independent research remains the key

Pioneer is not in the business of forecasting economic trends or predicting geopolitical events. Our focus remains, as it has for over 75 years, on intensive analysis of hundreds of companies to find the best values for our shareowners; this slow economic period has brought many valuations to what we believe are attractive levels. Our managers and analysts are concentrating on companies with demonstrably strong finances and positive prospects. Financially strong companies have greater potential to prosper when the economy eventually rights itself. Pioneer's fixed-income experts are also finding bonds, both here and overseas, that offer good current yields and the potential for higher prices.

Consult a trusted advisor

It's tempting to change course in turbulent times while world news dominates our consciousness. But timing the market - moving in and out with short-term factors - can be costly in terms of lost opportunities; there's no predicting when a rebound might begin. You can temper that risk by relying on dispassionate professional advice. So invest the time it takes to meet with a trusted financial advisor who brings the dual advantages of knowledge and experience to the table.

All of us at Pioneer thank you for your continued business.

Respectfully,

/s/ John A. Carey

John A. Carey
Executive Vice President
Director of Portfolio Management U.S.
Pioneer Investment Management, Inc.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks             76.6%
Temporary Cash Investments     20.6%
International Common Stocks     1.9%
Exchange Traded Fund            0.9%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                     25.2%
Consumer Discretionary         15.2%
Industrials                    15.1%
Health Care                    12.7%
Information Technology          9.5%
Materials                       6.6%
Energy                          5.8%
Consumer Staples                4.2%
Utilities                       3.3%
Telecommunication Services      1.3%
Exchange Traded Fund            1.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

1.  iDine Rewards Network      3.60%      6.  Unisource Energy Corp.       2.18%
                                              Hld. Co.
2.  American Capital           2.64       7.  Forest Oil Corp.             2.15
     Strategies Ltd.
3.  First Health Group Corp.   2.27       8.  Prentiss Properties Trust    2.09
4.  John H. Harland Co.        2.24       9.  Healthcare Realty            2.07
                                               Trust, Inc.
5.  Webster Financial Corp.    2.21      10.  Staten Island Bancorp, Inc.  2.06

Top 10 holdings exclude money market instruments. Fund holdings will vary for other periods.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/03                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $11.56    $11.44

Distributions per Share   Income      Short-Term      Long-Term
(11/01/02 - 4/30/02)      Dividends   Capital Gains   Capital Gains
                          $  -        $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to that of the Russell 2000 Index.

Average Annual Total Returns
(As of April 30, 2003)
                   Net Asset    Public Offering
Period               Value          Price*
Life-of-Class
(11/2/95)             5.61%          4.78%
5 Years              -3.25          -4.39
1 Year              -28.77         -32.87

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

Value of $10,000 Investment+

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

           Pioneer
            Small       Russell
           Company       2000
            Fund*        Index

11/95       $9,425     $10,000
           $11,338     $11,192
10/97      $14,726     $14,476
           $11,753     $12,759
10/99      $12,384     $14,657
           $16,192     $17,207
10/01      $15,199     $15,022
           $13,313     $13,286
4/03       $13,453     $14,287

+ Index comparison begins 11/30/95. The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Stocks in the Index trade on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the index.

  Past performance does not guarantee future results. Return and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower due to market volatility.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/03                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $10.92    $10.84

Distributions per Share   Income      Short-Term      Long-Term
(11/01/02 - 4/30/03)      Dividends   Capital Gains   Capital Gains
                          $  -        $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Company Fund, compared to that of the Russell 2000 Index.

Average Annual Total Returns
(As of April 30, 2003)
                      If          If
Period               Held      Redeemed*
Life-of-Class
(11/2/95)            4.86%        4.86%
5 Years             -3.94        -4.12
1 Year             -29.27       -32.10

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

Value of $10,000 Investment+

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

           Pioneer
            Small       Russell
           Company       2000
            Fund*        Index

11/95      $10,000       $10,000
           $11,941       $11,192
10/97      $15,389       $14,476
           $12,198       $12,759
10/99      $12,760       $14,657
           $16,564       $17,207
10/01      $15,422       $15,022
           $13,417       $13,286
4/03       $13,516       $14,287

+ Index comparison begins 11/30/95. The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Stocks in the Index trade on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the index.

  Past performance does not guarantee future results. Return and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower due to market volatility.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/03                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   10/31/02
                 $10.80    $10.73

Distributions per Share   Income      Short-Term      Long-Term
(11/01/02 - 4/30/03)      Dividends   Capital Gains   Capital Gains
                          $  -        $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to that of the Russell 2000 Index.

Average Annual Total Returns
(As of April 30, 2003)
                   Net Asset    Public Offering
Period               Value        Price/CDSC*
Life-of-Class
(1/31/96)             3.46%          3.32%
5 Years              -4.16          -4.35
1 Year              -29.46         -30.14

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

Value of $10,000 Investment

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

           Pioneer
            Small       Russell
           Company       2000
            Fund*        Index

1/96        $9,900      $10,000
           $11,322      $10,916
10/97      $14,601      $14,119
           $11,565      $12,444
10/99      $12,063      $14,296
           $15,612      $16,783
10/01      $14,529      $14,652
           $12,592      $12,958
4/03       $12,674      $14,287


The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Stocks in the Index trade on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the index.

Past performance does not guarantee future results. Return and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower due to market volatility.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/03                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        4/30/03   4/01/03
                 $11.56    $11.22

Distributions per Share   Income      Short-Term      Long-Term
(4/01/03 - 4/30/03)       Dividends   Capital Gains   Capital Gains
                          $  -        $  -            $  -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to that of the Russell 2000 Index.

Average Annual Total Returns
(As of April 30, 2003)
                       If           If
Period                Held       Redeemed*
Life-of-Class**       5.47%         5.47%
5 Years              -3.34         -3.34
1 Year              -28.77        -29.49


* Reflects deduction of the 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

Value of $10,000 Investment+

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUTAIN CHART IN THE PRINTED MATERIAL]

           Pioneer
            Small       Russell
           Company       2000
            Fund*        Index

11/95      $10,000      $10,000
           $12,071      $11,192
10/97      $15,493      $14,476
           $12,302      $12,759
10/99      $12,948      $14,657
           $16,967      $17,207
10/01      $15,907      $15,022
           $13,934      $13,286
4/03       $14,080      $14,287

** Class R shares have no front-end load, may be subject to a back-end load and are available to certain retirement plans. The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. You do not pay a sales charge on purchases of Class R shares, but will pay a CDSC if you sell your shares within 18 months of purchase, unless you qualify for a waiver.

+ Index comparison begins 11/30/95. The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Stocks in the Index trade on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the index.

   Past performance does not guarantee future results. Return and principal values fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower due to market volatility.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/03
--------------------------------------------------------------------------------

Pioneer Small Company Fund delivered modestly positive results over the last six months. However, the Fund underperformed its benchmark, the Russell 2000 Index. In the following discussion, portfolio manager David Adams and assistant portfolio manager Jack McPherson review the changing environment for small-capitalization stocks and some of the investment decisions that affected performance.

Q:  How did Pioneer Small Company Fund perform over this period?

A: For the six months ended April 30, 2003, Pioneer Small Company Fund's Class A, B, C and R shares returned 1.05%, 0.74%, 0.65% and 3.03%, respectively, all at net asset value. These results lagged the 7.55% return on the Russell 2000 Index for the same period.

Q: What was the background for small company stocks and how did that background affect performance?

A: A rally from depressed levels began last fall and continued through early December, when equity markets turned neutral. The uptrend resumed in January as investors anticipated a return to economic growth. But the market reversed course when year-end corporate earnings proved disappointing and worries grew over war with Iraq. Markets turned higher again in mid-March, as fears of a long, draining war evaporated.

    Over the six months, our focus has remained on quality companies with favorable value characteristics that include demonstrable capacity for earnings growth, solid balance sheets and favorable cash flows.

Q:  Which of your decisions most affected Fund performance?

A: Our large commitment to health care services hurt results. Concerns that legislative initiatives might inhibit the growth of hospital companies caused shares of Universal Health Services and Lifepoint Hospitals to decline despite strong financial performance. This sector was also tainted by government investigations at Tenet Healthcare (not part of the portfolio). But Sunrise Assisted Living performed well by focusing its business away from real estate toward facility management. In addition, we were underweighted in medical technology and biotech, two areas that

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/03                              (continued)
--------------------------------------------------------------------------------

    drove our benchmark. We took profits in Medimmune, a maker of vaccines and other drugs, but Haemonetics declined on disappointing first quarter earnings. We remain optimistic about the long-term outlook for this company, a leader in automated blood-processing technology.

    In technology, we reduced holdings of semiconductor capital equipment manufacturers, as valuations drew near our targets. That decision proved timely when shares of ATMI, Cymer and others fell. Following that cutback, the Fund was underweighted in technology - compared to the benchmark - for the first time in a long while. Fair Isaac, which makes business management software, exceeded earnings estimates and benefited from the well-executed acquisition of HNC Software, a principal competitor; we took some profits as shares rose. Power Integrations a semiconductor company serving consumer and industrial markets, also performed well.

Q: What was the impact of the Fund's sizeable weightings in financial and consumer discretionary stocks?

A: Although its exposure to financial companies is the Fund's largest, the net effect on performance was negligible overall during this period. An exception was title insurer First American Corporation, which profited from the boom in mortgage refinancings.

    We eased back on consumer discretionary companies, a decision that aided results. Consumer confidence has been erratic for some time. The war, coming atop a very trying winter, cut into outlays, with many retailers and restaurant chains struggling to match last year's sales. But Tuesday Morning, a specialty retailer, ran against the trend, as did Applebee's International, whose low-price dining model continues to succeed. Another strong performer was Montreal-based Mega Blocks, whose competitively priced toys have been well received by retailers. On the negative side, AFC Enterprises, which owns the Seattle's Best Coffee and Popeye's Chicken chains, suffered from operational problems.

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:  Which other selections helped or hindered returns?

A: Results in the energy sector were disappointing. Forest Oil suffered production delays at some of its properties, and we took losses in PetroQuest when anticipated exploration successes failed to materialize. However, there is the potential for Forest and others to benefit from the long-term shortage of natural gas that may be developing.

    Shares of iDine Reward Networks declined during the winter but rebounded over the period. iDine, the Fund's largest holding, assists restaurants with a range of business services while marketing discounted meals to consumers who join its program. New memberships are setting records and more restaurants are participating. A discount initiative for hotel rooms is under development.

    Real estate investment trusts Prentiss Properties and Healthcare Realty aided results through good dividend yields that helped stabilize these stocks in a down market. And results were favorable at American Capital Strategies, which provides financing for companies in return for equity or debt positions.

Q:  Please give us your outlook for the economy and for small stocks.

A: Business conditions are not improving rapidly, but they are no longer getting worse. As value-conscious investors, we continue to focus on fundamental measures of corporate health, emphasizing companies whose stock valuations appear to understate their growth potential over the next couple of years.

    After years of outperformance, small caps have recently lagged large caps. However, at the end of this period small caps in general carried lower valuations, as measured by price-to-earnings ratios, than their large cap counterparts. If the economy rebounds, these attractive valuations have the potential to attract more investors. We may be approaching a time when investors have more confidence in the economy; should this happen, small caps have real potential to produce strong returns.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                         Value
              COMMON STOCKS - 78.5%
              Energy - 4.6%
              Oil & Gas Drilling - 1.2%
  67,500      Patterson UTI Energy, Inc.*                  $  2,232,900
                                                           ------------
              Oil & Gas Exploration & Production - 3.4%
 148,650      Forest Oil Corp.*                            $  3,088,947
  72,500      Plains Exporation & Production*                   603,925
  87,500      Plains Resources Inc.*                          1,060,500
  43,100      Spinnaker Exploration Co.*                        922,340
  15,000      Tom Brown, Inc.*                                  367,800
                                                           ------------
                                                           $  6,043,512
                                                           ------------
              Total Energy                                 $  8,276,412
                                                           ------------
              Materials - 5.3%
              Commodity Chemicals - 1.2%
 104,900      Airgas, Inc.*                                $  2,122,127
                                                           ------------
              Materials - 1.1%
  10,000      Mega Blocks*                                 $    160,391
 116,150      Mega Blocks, Inc. (144A)*                       1,862,936
                                                           ------------
                                                           $  2,023,327
                                                           ------------
              Paper Products - 0.8%
 126,000      Wausau-Mosinee Paper Corp.                   $  1,340,640
                                                           ------------
              Precious Metals & Minerals - 1.1%
 200,600      Agnico Eagle Mines Ltd.                      $  2,010,012
                                                           ------------
              Specialty Chemicals - 0.9%
 148,700      Wellman, Inc.                                $  1,701,128
                                                           ------------
              Steel - 0.2%
  75,000      Graftech International Ltd.*                 $    301,500
                                                           ------------
              Total Materials                              $  9,498,734
                                                           ------------
              Capital Goods - 2.6%
              Aerospace & Defense - 0.4%
 180,500      AAR Corp.                                    $    700,340
                                                           ------------
              Electrical Components & Equipment - 1.4%
 120,000      Plexus Corp.*                                $  1,221,600
 220,000      Power-One, Inc.*                                1,289,200
                                                           ------------
                                                           $  2,510,800
                                                           ------------


   The accompanying notes are an integral part of these financial statements.
10

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
              Industrial Machinery - 0.8%
 120,800      Wabtec Corp.                                  $  1,481,008
                                                            ------------
              Total Capital Goods                           $  4,692,148
                                                            ------------
              Commercial Services & Supplies - 9.4%
              Commercial Printing - 1.8%
 134,300      John H. Harland Co.                           $  3,216,485
                                                            ------------
              Data Processing Services - 1.3%
 179,500      Talx Corp.                                    $  2,283,240
                                                            ------------
              Diversified Commercial Services - 5.1%
 100,000      Cross Country Inc.*                           $  1,133,000
 530,000      iDine Rewards Network*+                          5,167,500
  72,220      Pittston Brink's Group                             920,805
  68,000      Regis Corp.*                                     1,926,440
                                                            ------------
                                                            $  9,147,745
                                                            ------------
              Employment Services - 0.7%
 259,500      The Princeton Review, Inc.*                   $  1,367,565
                                                            ------------
              Environmental Services - 0.5%
 210,900      Newpark Resources, Inc.*                      $    989,120
                                                            ------------
              Total Commercial Services & Supplies          $ 17,004,155
                                                            ------------
              Consumer Durables & Apparel - 3.9%
              Apparel, Accessories & Luxury Goods - 1.2%
 462,800      Charming Shoppes, Inc.*                       $  2,175,160
                                                            ------------
              Footwear - 0.7%
  94,100      Genesco Inc.*                                 $  1,411,500
                                                            ------------
              Leisure Products - 0.6%
  65,000      Dollar Thrifty Automotive Group, Inc.*        $  1,066,650
                                                            ------------
              Photographic Products - 0.3%
  80,000      Creo Products*                                $    514,400
                                                            ------------
              Textiles - 1.1%
 331,000      Unifi, Inc.*                                  $  1,969,450
                                                            ------------
              Total Consumer Durables & Apparel             $  7,137,160
                                                            ------------
              Hotels, Restaurants & Leisure - 2.3%
              Leisure Facilities - 0.4%
 106,400      Bally Total Fitness Holding Corp.*            $    675,640
                                                            ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                       Value
              Restaurants - 1.9%
  64,300      AFC Enterprises, Inc.*                     $  1,015,940
  35,775      Applebee's International, Inc.                  980,593
  48,400      CEC Entertainment, Inc.*                      1,457,324
                                                         ------------
                                                         $  3,453,857
                                                         ------------
              Total Hotels, Restaurants & Leisure        $  4,129,497
                                                         ------------
              Media - 2.2%
              Movies & Entertainment - 1.2%
 230,000      Alliance Atlantis Communications Inc.*     $  2,095,300
                                                         ------------
              Publishing - 1.0%
 103,500      Journal Register Co.*                      $  1,832,985
                                                         ------------
              Total Media                                $  3,928,285
                                                         ------------
              Retailing - 3.6%
              Apparel Retail - 0.7%
  47,500      Gildan Activewear Inc.*                    $  1,310,525
                                                         ------------
              Computer & Electronics Retail - 0.5%
 153,200      InterTAN, Inc.*                            $    925,328
                                                         ------------
              General Merchandise Stores - 1.3%
 101,000      Tuesday Morning Corp.*                     $  2,365,420
                                                         ------------
              Specialty Stores - 1.1%
 105,000      School Specialty Inc.*                     $  1,950,900
                                                         ------------
              Total Retailing                            $  6,552,173
                                                         ------------
              Food & Drug Retailing - 0.8%
              Food Distributors - 0.8%
  37,052      The J.M. Smucker Co.                       $  1,344,247
                                                         ------------
              Total Food & Drug Retailing                $  1,344,247
                                                         ------------
              Food, Beverage & Tobacco - 1.2%
              Agricultural Products - 1.2%
  73,000      Corn Products International, Inc.          $  2,181,240
                                                         ------------
              Total Food, Beverage & Tobacco             $  2,181,240
                                                         ------------
              Household & Personal Products - 1.4%
              Household Products - 1.4%
 179,100      Nu Skin Enterprises Inc.                   $  1,611,900
  37,500      Yankee Candle Co.*                              821,625
                                                         ------------
                                                         $  2,433,525
                                                         ------------
              Total Household & Personal Products        $  2,433,525
                                                         ------------


   The accompanying notes are an integral part of these financial statements.
12

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                           Value
              Health Care Equipment & Supplies - 8.5%
              Health Care Distributors & Services - 2.0%
 420,000      Hooper Holmes, Inc.                            $  2,541,000
 139,100      Orthodontic Centers of America, Inc.*               806,780
  10,000      Pediatrix Medical Group, Inc.*                      318,700
                                                             ------------
                                                             $  3,666,480
                                                             ------------
              Health Care Equipment - 1.5%
 147,000      Haemonetics Corp.*                             $  2,606,310
                                                             ------------
              Health Care Facilities - 2.4%
  35,000      Lifepoint Hospitals, Inc.*                     $    682,850
  85,400      Sunrise Assisted Living, Inc.*                    2,305,800
  35,000      Universal Health Services, Inc. (Class B)*        1,353,450
                                                             ------------
                                                             $  4,342,100
                                                             ------------
              Managed Health Care - 2.6%
 166,200      AMN Healthcare Services*                       $  1,512,420
 130,000      First Health Group Corp.*                         3,255,200
                                                             ------------
                                                             $  4,767,620
                                                             ------------
              Total Health Care Equipment & Supplies         $ 15,382,510
                                                             ------------
              Pharmaceuticals & Biotechnology - 1.5%
              Pharmaceuticals - 1.5%
 215,000      Parexel International Corp.*                   $  2,777,800
                                                             ------------
              Total Pharmaceuticals & Biotechnology          $  2,777,800
                                                             ------------
              Banks - 6.3%
 110,000      Commercial Federal Corp.                       $  2,367,200
 172,000      Staten Island Bancorp, Inc.                       2,951,520
  84,600      Webster Financial Corp.                           3,175,884
  86,300      Whitney Holding Corp.                             2,910,036
                                                             ------------
              Total Banks                                    $ 11,404,640
                                                             ------------
              Diversified Financials - 5.2%
              Consumer Finance - 2.1%
 157,000      American Capital Strategies Ltd.               $  3,793,120
                                                             ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                      Value
              Diversified Financials Services - 3.1%
 241,200      Advanta Corp. (Class B)                   $  1,903,068
  46,400      Gabelli Asset Management Inc.*               1,450,464
  60,000      Leucadia National Corp.                      2,286,000
                                                        ------------
                                                        $  5,639,532
                                                        ------------
              Total Diversified Financials              $  9,432,652
                                                        ------------
              Insurance - 2.6%
              Life & Health Insurance - 0.5%
  71,900      Nautilus Group Inc.                       $    913,130
                                                        ------------
              Multi-Line Insurance - 0.3%
  38,500      Max Re Capital Ltd.                       $    510,125
                                                        ------------
              Property & Casualty Insurance - 1.8%
  38,500      First American Corp.                      $  1,020,250
  89,500      Selective Insurance Group, Inc.              2,246,450
                                                        ------------
                                                        $  3,266,700
                                                        ------------
              Total Insurance                           $  4,689,955
                                                        ------------
              Real Estate - 5.9%
              Real Estate Investment Trusts - 5.9%
  60,000      Camden Property Trust                     $  2,097,000
  45,000      Colonial Properties Trust                    1,530,450
 107,800      Healthcare Realty Trust, Inc.                2,967,734
 131,400      Innkeepers USA Trust                           990,756
 109,000      Prentiss Properties Trust                    2,997,500
                                                        ------------
                                                        $ 10,583,440
                                                        ------------
              Total Real Estate                         $ 10,583,440
                                                        ------------
              Software & Services - 3.3%
              Application Software - 2.9%
 100,000      American Management Systems, Inc.*        $  1,233,000
  45,750      Fair Isaac & Co., Inc.+                      2,382,660
  32,500      Manhattan Associates Inc.*                     784,875
  30,300      Mercury Computer Systems, Inc.*                635,997
  70,000      Wind River Systems*                            231,700
                                                        ------------
                                                        $  5,268,232
                                                        ------------
              Systems Software - 0.4%
 168,500      Plato Learning, Inc.*                     $    783,525
                                                        ------------
              Total Software & Services                 $  6,051,757
                                                        ------------


   The accompanying notes are an integral part of these financial statements.
14

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                 Value
              Technology Hardware & Development - 4.2%
              Electronic Equipment & Instruments - 1.0%
  83,600      Power Integrations, Inc.*                            $  1,850,235
                                                                   ------------
              Networking Equipment - 0.7%
  40,407      Avocent Corp.*                                       $  1,196,855
                                                                   ------------
              Semiconductor Equipment - 2.5%
  35,000      ATMI, Inc.*                                          $    738,850
  10,000      Cymer, Inc.*                                              285,500
  60,000      DuPont Photomasks, Inc.*                                1,116,600
 150,000      Photronics, Inc.*                                       1,885,500
  25,000      Varian Semiconductor Equipment Associates, Inc.*          575,000
                                                                   ------------
                                                                   $  4,601,450
                                                                   ------------
              Total Technology Hardware & Development              $  7,648,540
                                                                   ------------
              Telecommunication Services - 1.1%
              Integrated Telecommunication Services - 1.1%
 100,000      Aeroflex Inc.*                                       $    538,000
 138,000      CT Communications Inc.                                  1,368,960
                                                                   ------------
                                                                   $  1,906,960
                                                                   ------------
              Total Telecommunication Services                     $  1,906,960
                                                                   ------------
              Utilities - 2.6%
              Electric Utilities - 1.7%
 175,000      Unisource Energy Corp. Hld. Co.                      $  3,120,250
                                                                   ------------
              Gas Utilities - 0.9%
  42,000      People's Energy Corp.                                $  1,631,700
                                                                   ------------
              Total Utilities                                      $  4,751,950
                                                                   ------------
              TOTAL COMMON STOCKS
              (Cost $148,105,784)                                  $141,807,780
                                                                   ------------
              EXCHANGE TRADED FUND - 0.9%
  20,400      Russell 2000 Index Fund, iShares*                    $  1,619,760
                                                                   ------------
              TOTAL EXCHANGE TRADED FUND
              (Cost $1,525,574)                                    $  1,619,760
                                                                   ------------
              TOTAL INVESTMENT IN SECURITIES
              (Cost $149,631,358)                                  $143,427,540
                                                                   ------------


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Principal
    Amount                                                                   Value
                 TEMPORARY CASH INVESTMENTS - 20.6%
                 Repurchase Agreement - 11.7%
$21,200,000      Credit Suisse First Boston Group Inc., 1.23%,
                 dated 5/1/03, repurchase price of $21,200,000
                 plus accured interest on 5/1/03, collateralized by
                 $21,301,000 U.S. Treasury Bills, 3.625%,
                 3/31/04                                               $ 21,200,000
                                                                       ------------
                 Security Lending Collateral - 8.9%
 16,076,995      Securities Lending Investment Fund, 1.25%             $ 16,076,995
                                                                       ------------
                 TEMPORARY CASH INVESTMENTS
                 (Cost $37,276,995)                                    $ 37,276,995
                                                                       ------------
                 TOTAL INVESTMENT IN SECURITIES AND
                 TEMPORARY CASH INVESTMENTS - 100.0%
                 (Cost $186,908,353)(a)(b)                             $180,704,535
                                                                       ============

   * Non-income producing securities.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2003, the value of these securities amounted to $1,862,936, or 1.03% of total net assets.

(a)  At April 30, 2003, the net unrealized loss on investments based on cost for federal income tax purposes of $187,107,597 was as follows:

     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                                               $23,420,347

     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                                               (29,823,409)
                                                                                             -----------
     Net unrealized loss                                                                     $(6,403,062)
                                                                                             ===========
(b)  At October 31, 2002, the Fund had a capital loss carryforward of $1,060,063 which will expire in 2009 if not utilized.

  + At April 30, 2003, the following securities have been pledged to cover margin requirements for open futures contracts:

  Shares             Security            Market Value
  8,650      Fair Issac & Co., Inc.       $450,492
144,210      iDine Rewards Network      $1,406,048

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2003 aggregated $22,096,781 and $45,192,290, respectively.


   The accompanying notes are an integral part of these financial statements.
16

Pioneer Small Company Fund
--------------------------------------------------------------------------------
BALANCE SHEET 4/30/03 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value and temporary cash
   investments at amortized cost (including securities loaned
   of $15,477,923) (cost $186,908,353)                            $180,704,535
  Cash                                                                  34,493
  Receivables -
   Fund shares sold                                                     80,323
   Variation margin                                                     77,175
   Dividends and Interest                                               33,794
  Other                                                                 26,961
                                                                  ------------
     Total assets                                                 $180,957,281
                                                                  ------------
LIABILITIES:
  Payables -
   Investment securities purchased                                $    650,618
   Fund shares repurchased                                             256,298
  Upon return of securities loaned                                  16,076,995
  Due to affiliates                                                    303,071
  Accrued expenses                                                     104,252
  Other                                                                  7,842
                                                                  ------------
     Total liabilities                                            $ 17,399,076
                                                                  ------------
NET ASSETS:
  Paid-in capital                                                 $169,715,623
  Accumulated net investment loss                                     (368,526)
  Accumulated net realized loss on investments, futures
   contracts and foreign currency transactions                        (702,145)
  Net unrealized loss on investments                                (6,203,818)
  Net unrealized gain on futures contracts                           1,117,071
                                                                  ------------
     Total net assets                                             $163,558,205
                                                                  ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $84,158,355/7,278,793 shares)                 $      11.56
                                                                  ============
  Class B (based on $67,492,354/6,181,904 shares)                 $      10.92
                                                                  ============
  Class C (based on $11,906,976/1,102,788 shares)                 $      10.80
                                                                  ============
  Class R (based on $520/45 shares)                               $      11.56
                                                                  ============
MAXIMUM OFFERING PRICE:
  Class A ($11.56 [divided by] 94.25%)                            $      12.27
                                                                  ============
  Class C ($10.80 [divided by] 99.00%)                            $      10.91
                                                                  ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/03

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $903)             $1,234,756
  Interest                                                          98,087
  Income from securities loaned, net                                30,642
                                                                ----------
   Total investment income                                                    $1,363,485
                                                                              ----------
EXPENSES:
  Management fees                                               $  735,648
  Transfer agent fees
   Class A                                                         223,239
   Class B                                                         175,562
   Class C                                                          43,789
  Distribution fees
   Class A                                                         110,111
   Class B                                                         362,763
   Class C                                                          62,261
  Administrative fees                                               39,153
  Custodian fees                                                    14,885
  Registration fees                                                 14,171
  Professional fees                                                 16,464
  Printing                                                          44,064
  Miscellaneous                                                      7,553
  Fees and expenses of nonaffiliated trustees                        4,453
                                                                ----------
   Total expenses                                                             $1,854,116
   Less fees paid indirectly                                                        (786)
                                                                              ----------
   Net expenses                                                               $1,853,330
                                                                              ----------
     Net investment loss                                                      $ (489,845)
                                                                              ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                  $1,292,913
   Futures contracts                                              (506,626)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                 (11,306)   $  774,981
                                                                ----------    ----------
  Change in net unrealized gain (loss) from:
   Investments                                                  $ (307,923)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies               1,020,571    $  712,648
                                                                ----------    ----------
   Net gain on investments and foreign currency transactions                  $1,487,629
                                                                              ----------
   Net increase in net assets resulting from operations                       $  997,784
                                                                              ==========


   The accompanying notes are an integral part of these financial statements.
18

Pioneer Small Company Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/03 and the Year Ended 10/31/02

                                                            Six Months
                                                              Ended
                                                             4/30/03           Year Ended
                                                           (unaudited)          10/31/02
FROM OPERATIONS:
Net investment loss                                       $   (489,845)       $ (1,737,420)
Net realized gain on investments, futures contracts
  and foreign currency transactions                            774,981           3,809,064
Change in net unrealized gain (loss) on investments,
  futures contracts and foreign currency transactions          712,648         (28,996,224)
                                                          ------------        ------------
   Net increase (decrease) in net assets resulting
     from operations                                      $    997,784        $(26,924,580)
                                                          ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $ 19,248,531        $ 75,281,540
Reinvestment of distributions                                        -                   -
Cost of shares repurchased                                 (35,769,888)        (91,764,306)
                                                          ------------        ------------
   Net decrease in net assets resulting from Fund
     share transactions                                   $(16,521,357)       $(16,482,766)
                                                          ------------        ------------
   Net decrease in net assets                             $(15,523,573)       $(43,407,346)
NET ASSETS:
Beginning of period                                        179,081,778         222,489,124
                                                          ------------        ------------
End of period (including accumulated undistributed net
  investment income (loss) of ($368,526) and
  $121,319, respectively)                                 $163,558,205        $179,081,778
                                                          ============        ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 4/30/03 and the Year Ended 10/31/02 (continued)

                                     '03 Shares        '03 Amount
                                    (unaudited)        (unaudited)        '02 Shares        '02 Amount
CLASS A
Shares sold                             889,139     $10,468,946            2,680,238     $ 38,697,588
Reinvestment of distributions                 -               -                    -                -
Less shares repurchased              (1,471,692)    (16,913,570)          (3,395,454)     (47,490,308)
                                     ----------     -----------           ----------     ------------
   Net decrease                        (582,553)    $(6,444,624)            (715,216)    $ (8,792,720)
                                     ==========     ===========           ==========     ============
CLASS B
Shares sold                             497,038     $ 5,582,516            1,762,011     $ 23,897,851
Reinvestment of distributions                 -               -                    -                -
Less shares repurchased              (1,373,003)    (14,915,751)          (2,743,076)     (36,330,385)
                                     ----------     -----------           ----------     ------------
   Net decrease                        (875,965)    $(9,333,235)            (981,065)    $(12,432,534)
                                     ==========     ===========           ==========     ============
CLASS C
Shares sold                             288,526     $ 3,196,569              937,512     $ 12,686,101
Reinvestment of distributions                 -               -                    -                -
Less shares repurchased                (363,829)     (3,940,567)            (590,761)      (7,943,613)
                                     ----------     -----------           ----------     ------------
   Net increase (decrease)              (75,303)    $  (743,998)             346,751     $  4,742,488
                                     ==========     ===========           ==========     ============
CLASS R*
Shares sold                                  45     $       500                    -     $          -
Reinvestment of distributions                 -               -                    -                -
Less shares repurchased                       -               -                    -                -
                                     ----------     -----------           ----------     ------------
Net increase                                 45     $       500                    -     $          -
                                     ==========     ===========           ==========     ============

* Class R shares were first publicly offered April 1, 2003.


   The accompanying notes are an integral part of these financial statements.
20

Pioneer Small Company Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                             Ended
                                                            4/30/03       Year Ended
CLASS A                                                   (unaudited)      10/31/02
Net asset value, beginning of period                       $  11.44       $   13.06
                                                           --------       ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                              $  (0.00)(b)   $   (0.05)
 Net realized and unrealized gain (loss) on invest-
  ments, futures contracts and foreign currency
  transactions                                                 0.12           (1.57)
                                                           --------       ---------
  Net increase (decrease) from investment operations       $   0.12       $   (1.62)
Distributions to shareowners:
 Net realized gain                                                -               -
                                                           --------       ---------
Net increase (decrease) in net asset value                 $   0.12       $   (1.62)
                                                           --------       ---------
Net asset value, end of period                             $  11.56       $   11.44
                                                           ========       =========
Total return*                                                  1.05%         (12.40)%
Ratio of net expenses to average net assets+                   1.76%**         1.62%
Ratio of net investment income (loss) to average net
 assets+                                                      (0.19)%**       (0.38)%
Portfolio turnover rate                                          28%**           27%
Net assets, end of period (in thousands)                   $ 84,158       $  89,923
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  1.76%**         1.60%
 Net investment income (loss)                                 (0.19)%**       (0.36)%

                                                         Year Ended   Year Ended    Year Ended     Year Ended
CLASS A                                                   10/31/01     10/31/00    10/31/99 (a)     10/31/98
Net asset value, beginning of period                      $ 14.16      $  10.83      $ 10.68       $  15.31
                                                          -------      --------      -------       --------
Increase (decrease) from investment operations:
 Net investment income (loss)                             $ (0.04)     $   0.06      $ (0.03)      $  (0.07)
 Net realized and unrealized gain (loss) on invest-
  ments, futures contracts and foreign currency
  transactions                                              (0.82)         3.27         0.59          (2.73)
                                                          -------      --------      -------       --------
  Net increase (decrease) from investment operations      $ (0.86)     $   3.33      $  0.56       $  (2.80)
Distributions to shareowners:
 Net realized gain                                          (0.24)            -        (0.41)         (1.83)
                                                          -------      --------      -------       --------
Net increase (decrease) in net asset value                $ (1.10)     $   3.33      $  0.15       $  (4.63)
                                                          -------      --------      -------       --------
Net asset value, end of period                            $ 13.06      $  14.16      $ 10.83       $  10.68
                                                          =======      ========      =======       ========
Total return*                                               (6.13)%       30.75%        5.37%        (20.19)%
Ratio of net expenses to average net assets+                 1.58%         1.58%        1.65%          1.45%
Ratio of net investment income (loss) to average net
 assets+                                                    (0.36)%        0.02%       (0.35)%        (0.54)%
Portfolio turnover rate                                        42%           55%          60%            45%
Net assets, end of period (in thousands)                  $111,995     $119,375      $107,448      $162,536
Ratios with reduction for fees paid indirectly:
 Net expenses                                                1.55%         1.55%        1.62%          1.44%
 Net investment income (loss)                               (0.33)%        0.05%       (0.32)%        (0.53)%

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
(b) Amount rounds to less than $.01 per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                             Ended
                                                            4/30/03      Year Ended
CLASS B                                                   (unaudited)     10/31/02
Net asset value, beginning of period                      $   10.84      $   12.46
                                                          ---------      ---------
Increase (decrease) from investment operations:
 Net investment loss                                      $   (0.07)     $   (0.02)
 Net realized and unrealized gain (loss) on invest-
  ments, futures contracts and foreign currency
  transactions                                                 0.15          (1.60)
                                                          ---------      ---------
  Net increase (decrease) from investment operations      $    0.08      $   (1.62)
Distributions to shareowners:
 Net realized gain                                                -              -
                                                          ---------      ---------
Net increase (decrease) in net asset value                $    0.08      $   (1.62)
                                                          ---------      ---------
Net asset value, end of period                            $   10.92      $   10.84
                                                          =========      =========
Total return*                                                  0.74%        (13.00)%
Ratio of net expenses to average net assets+                   2.48%**        2.32%
Ratio of net investment loss to average net assets+           (0.91)%**      (1.08)%
Portfolio turnover rate                                          28%**          27%
Net assets, end of period (in thousands)                  $  67,492      $  76,515
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  2.48%**        2.30%
 Net investment loss                                          (0.91)%**      (1.06)%

                                                         Year Ended    Year Ended    Year Ended     Year Ended
CLASS B                                                   10/31/01      10/31/00    10/31/99 (a)     10/31/98
Net asset value, beginning of period                      $ 13.63       $ 10.50       $ 10.44       $  15.10
                                                          -------       -------       -------       --------
Increase (decrease) from investment operations:
 Net investment loss                                      $ (0.15)      $ (0.13)      $ (0.11)      $  (0.18)
 Net realized and unrealized gain (loss) on invest-
  ments, futures contracts and foreign currency
  transactions                                              (0.78)         3.26          0.58          (2.65)
                                                          -------       -------       -------       --------
  Net increase (decrease) from investment operations      $ (0.93)      $  3.13       $  0.47       $  (2.83)
Distributions to shareowners:
 Net realized gain                                          (0.24)            -         (0.41)         (1.83)
                                                          -------       -------       -------       --------
Net increase (decrease) in net asset value                $ (1.17)      $  3.13       $  0.06       $  (4.66)
                                                          -------       -------       -------       --------
Net asset value, end of period                            $ 12.46       $ 13.63       $ 10.50       $  10.44
                                                          =======       =======       =======       ========
Total return*                                               (6.90)%       29.81%         4.61%        (20.73)%
Ratio of net expenses to average net assets+                 2.28%         2.28%         2.41%          2.15%
Ratio of net investment loss to average net assets+         (1.06)%       (0.68)%       (1.11)%        (1.24)%
Portfolio turnover rate                                        42%           55%           60%            45%
Net assets, end of period (in thousands)                  $100,204      $117,667      $107,652      $174,097
Ratios with reduction for fees paid indirectly:
 Net expenses                                                2.25%         2.26%         2.34%          2.14%
 Net investment loss                                        (1.03)%       (0.66)%       (1.04)%        (1.23)%

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.
22

Pioneer Small Company Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                             Ended
                                                            4/30/03      Year Ended
CLASS C                                                   (unaudited)     10/31/02
Net asset value, beginning of period                      $   10.73      $   12.38
                                                          ---------      ---------
Increase (decrease) from investment operations:
 Net investment loss                                      $   (0.07)     $   (0.02)
 Net realized and unrealized gain (loss) on invest-
  ments, futures contracts and foreign currency
  transactions                                                 0.14          (1.63)
                                                          ---------      ---------
  Net increase (decrease) from investment operations      $    0.07      $   (1.65)
Distributions to shareowners:
 Net realized gain                                                -              -
                                                          ---------      ---------
Net increase (decrease) in net asset value                $    0.07      $   (1.65)
                                                          ---------      ---------
Net asset value, end of period                            $   10.80      $   10.73
                                                          =========      =========
Total return*                                                  0.65%        (13.33)%
Ratio of net expenses to average net assets+                   2.70%**        2.60%
Ratio of net investment loss to average net assets+           (1.15)%**      (1.37)%
Portfolio turnover rate                                          28%**          27%
Net assets, end of period (in thousands)                  $  11,907      $  12,644
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  2.70%**        2.58%
 Net investment loss                                          (1.15)%**      (1.35)%

                                                        Year Ended   Year Ended    Year Ended     Year Ended
CLASS C                                                  10/31/01     10/31/00    10/31/99 (a)     10/31/98
Net asset value, beginning of period                     $ 13.55      $ 10.47       $ 10.44       $   15.11
                                                         -------      -------       -------       ---------
Increase (decrease) from investment operations:
 Net investment loss                                     $ (0.15)     $ (0.11)      $ (0.12)      $   (0.18)
 Net realized and unrealized gain (loss) on invest-
  ments, futures contracts and foreign currency
  transactions                                             (0.78)        3.19          0.56           (2.66)
                                                         -------      -------       -------       ---------
  Net increase (decrease) from investment operations     $ (0.93)     $  3.08       $  0.44       $   (2.84)
Distributions to shareowners:
 Net realized gain                                         (0.24)           -         (0.41)          (1.83)
                                                         -------      -------       -------       ---------
Net increase (decrease) in net asset value               $ (1.17)     $  3.08       $  0.03       $   (4.67)
                                                         -------      -------       -------       ---------
Net asset value, end of period                           $ 12.38      $ 13.55       $ 10.47       $   10.44
                                                         =======      =======       =======       =========
Total return*                                              (6.94)%      29.42%         4.31%         (20.79)%
Ratio of net expenses to average net assets+                2.45%        2.43%         2.51%           2.16%
Ratio of net investment loss to average net assets+        (1.25)%      (0.86)%       (1.21)%         (1.24)%
Portfolio turnover rate                                       42%          55%           60%             45%
Net assets, end of period (in thousands)                 $10,290      $ 9,401       $ 7,431       $  11,697
Ratios with reduction for fees paid indirectly:
 Net expenses                                               2.41%        2.39%         2.48%           2.14%
 Net investment loss                                       (1.21)%      (0.82)%       (1.18)%         (1.22)%

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         4/1/03
                                                                       to 4/30/03
CLASS R (a)                                                            (unaudited)
Net asset value, beginning of period                                   $  11.22
                                                                       --------
Increase (decrease) from investment operations:
 Net investment loss                                                   $  (0.02)
 Net realized and unrealized gain on investments,
  futures contracts and foreign currency transactions                      0.36
                                                                       --------
  Net increase from investment operations                              $   0.34
Distributions to shareowners:
 Net realized gain                                                            -
                                                                       --------
Net increase in net asset value                                        $   0.34
                                                                       --------
Net asset value, end of period                                         $  11.56
                                                                       ========
Total return*                                                              3.03%
Ratio of net expenses to average net assets+                               0.41%**
Ratio of net investment loss to average net assets+                       (0.41)%**
Portfolio turnover rate                                                      28%**
Net assets, end of period (in thousands)                               $      1
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              0.41%**
 Net investment loss                                                      (0.41)%**
Ratios with reduction for fees paid indirectly:
 Net expenses                                                              0.41%**
 Net investment loss                                                      (0.41)%**

(a) Class R shares were first publicly offered on April 1, 2003.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.
24

Pioneer Small Company Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/03 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Small Company Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class R shares. Shares of Class A, Class B, Class C, and Class R each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income, including income on interest bearing

Pioneer Small Company Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing values of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. As of April 30, 2003, the Fund had the following open futures contract:

-------------------------------------------------------------------------------
                    Number of
                    Contracts     Settlement        Market        Unrealized
Type                   Long          Month          Value            Gain
-------------------------------------------------------------------------------
Russell 2000           49          June 2003      $9,766,925      $1,117,071
-------------------------------------------------------------------------------

C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Small Company Fund
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

D.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $12,521 in underwriting commissions on the sale of Fund shares during the six months ended April 30, 2003.

E.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution fees.

F.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least

Pioneer Small Company Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/03 (unaudited)                    (continued)
-------------------------------------------------------------------------------

    equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

G.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian, and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2.  Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2003, $128,472 was payable to PIM related to management fees, administrative fees and certain other services.

Pioneer Small Company Fund
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $85,691 in transfer agent fees payable to PIMSS at April 30, 2003.

4.  Distribution and Service Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $88,908 in distribution fees payable to PFD at April 30, 2003. The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plan participants.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For

Pioneer Small Company Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/03 (unaudited)                    (continued)
-------------------------------------------------------------------------------

the six months ended April 30, 2003, CDSCs in the amount of $37,548 were paid to PFD.

5.  Expense Offsets

The Fund has entered into certain directed brokerage and expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended April 30, 2003, the Fund's expenses were reduced by $786 under such arrangements.

6.  Line Of Credit Facility

The Fund, along with certain other Funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2003, the Fund had no borrowings under this agreement.

Pioneer Small Company Fund
-------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
-------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood*                          Joseph P. Barri, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

* Mr. Hood was elected Trustee and Executive Vice President on June 3, 2003. Daniel T. Geraci resigned as Trustee and Executive Vice President on April 30, 2003.

-------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
-------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA* For anyone under age 70-1/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA* Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans
Uni-K Plan* A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan* Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan* The Savings Incentive Match Plan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.

403(b) Plan* Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

SEP-IRA The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP) Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

*Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

-------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
-------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your 3-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months from your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, then select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                           This page for your notes.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                           This page for your notes.

-------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
-------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our website:                                          www.pioneerfunds.com

This report must be preceded or accompanied by a current
Fund prospectus.

[logo]
Pioneer Investment Management, Inc.
60 State Street                                                    13270-00-0603
Boston, Massachusetts 02109             (C) 2003 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Company Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 8, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 8, 2003

* Print the name and title of each signing officer under his or her signature.